Recurring Fair Value Measurements (restated) - Summary of assets and liabilities that are measured at fair value on a recurring basis (Detail)	Mar. 08, 2021 USD ($)
Assets:
Investments held in Trust Account — U.S. Treasury Securities — Money Market Fund	$ 400,000,000
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants and Rights Outstanding	11,779,653
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrants and Rights Outstanding	20,553,964
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account — U.S. Treasury Securities — Money Market Fund	400,000,000
(Level 1) | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account — U.S. Treasury Securities — Money Market Fund	400,000,000
(Level 3) | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants and Rights Outstanding	11,779,653
(Level 3) | Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrants and Rights Outstanding	$ 20,553,964